Profit/(loss) for the period	6 Months Ended
Jun. 30, 2026
(Loss)/profit before tax
(Loss)/profit before tax

15.Profit/(loss) for the period

	For the six-month ended
	June 30,
	2025	2026
	(unaudited)	(unaudited)
Staff costs	12,325	13,205
Technology expenses	7,577	2,886
Legal and professional fees	3,526	1,813
Business development expenses	397	239
Depreciation of plant and equipment	2	31
Amortization of intangible assets	319	377
Depreciation of right-of-use assets	300	404
Advertising expenses	311	76